Performance B.3. Segmental Information - Revenue from contracts with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,336	$ 3,946	[1]	$ 3,936	[1]
Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,150	2,126		2,147
Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,928	1,565		1,551
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	52	43		38
Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,130	3,734		3,737
Telephone and equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	206	212		$ 199
Latin America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,954	3,548
Latin America | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,748	3,336
Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	382	399
Africa | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	382	398
Over time | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,007	1,981
Over time | Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,928	1,565
Over time | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	52	43
Over time | Latin America | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,747	1,701
Over time | Latin America | Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,919	1,556
Over time | Latin America | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	51	42
Over time | Africa | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	261	280
Over time | Africa | Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9	10
Over time | Africa | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1	1
Point in time | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	143	145
Point in time | Telephone and equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	206	212
Point in time | Latin America | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31	37
Point in time | Latin America | Telephone and equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	206	212
Point in time | Africa | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	112	108
Point in time | Africa | Telephone and equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 0	$ 0

[1]	Re-presented for discontinued operations (shown in note A.4.) 2018 and 2017 were not restated for the application of IFRS 16, and, additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.